As filed with the Securities and Exchange Commission on December 06, 2007

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-21625
Investment Company Act file number

Intrepid Capital Management Funds Trust
(Exact name of registrant as specified in charter)

3652 South Third Street, Suite 200
Jacksonville Beach FL 32250
(Address of principal executive offices) (Zip code)

Mark F. Travis
3652 South Third Street, Suite 200
Jacksonville Beach FL 32250
(Name and address of agent for service)

1-904-246-3433
Registrant's telephone number, including area code

Date of fiscal year end: 09/30

Date of reporting period:  09/30/07

Item 1. Report to Stockholders.

Intrepid Capital Fund
Intrepid Small Cap Fund
Intrepid Income Fund
Annual Report
September 30, 2007

Intrepid Capital Fund

October 15, 2007

Dear Fellow Shareholders,

The Intrepid Capital Fund (“Fund” or “ICMBX”) completed its fiscal year ended September 30, 2007 up 10.10% for the year and up 1.41% since our last semi-annual report from March 30, 2007.  The S&P 500 and Russell 2000 indices, which are solely equity, were up 16.44% and 12.34%, respectively, over the last year.

The Fund endeavors to provide steady investment
returns that may on occasion outperform all equity indices, but not with great regularity.  A combination of equity, fixed income, and cash are designed to participate in an upward market but preserve capital in a down market.

ICMBX ended September with a N.A.V. (Net Asset Value) of $10.55.  The Fund’s policy is to pay out quarterly all interest and dividend income that occurred in the respective quarter.  In the quarters ended June 30, 2007, and September 30, 2007, the Fund paid out between 5 and 6 cents per share, respectively.  The share price drops on the date of the payout to reflect this distribution.

Over the first six months of our previous fiscal year, we had numerous value creating activities in the shares of various businesses that we held.  In our semi-annual letter, we discussed a number of companies we held that accepted buyout offers or implemented other strategies to increase shareholder value.  In the most recent six months we have seen a dearth of activity in the portfolio.  The exuberance of April and May faded in June with the announcement from Bear Stearns that they were stepping in to rescue several of their over-leveraged, mortgage-focused hedge funds. From mid-July to mid-August the broad equity indexes fell just under 10%.

By mid-August, we at the Intrepid Capital Fund were starting to sharpen our pencils in anticipation of over levered market participants being forced to sell stocks and bonds to meet a margin call.  Our anticipation was quickly dampened as the Federal Reserve lowered the discount rate in mid-August and the Fed funds rate in mid-September.  The fund portfolio, which looked very durable and capital preserving in mid-August, appeared a step slow after the Federal Reserve intervention was completed in September.

The markets have not, at least in the short run, rewarded us with a higher share price for the type of stable, non-cyclical businesses that we have typically preferred.  The L.B.O. party appears to have come to an end this summer, and with it, the likely financing to acquire some of the Fund’s holdings at higher prices.  I am not convinced that the sub-prime mortgage contagion has run its course because many were originated through the fall of 2006. We are likely to see painful resets well into 2009.  To highlight the severity of the problem, several big brokerages—Merrill Lynch, U.B.S., and Citibank to name a few—have written down $4 to $6 billion

Intrepid Capital Fund

dollars worth of mortgage-backed assets. As I write this, the Treasury Department is trying to arrange a consortium of big banks to arrange a $100 billion dollar bailout package.

We don’t wish anyone ill will, but as long-term shareholders and Fund holders, we do welcome the opportunity that increased volatility may provide us to put more of our capital to work at attractive prices.  Our cash reserves are in the neighborhood of 15% and can be quickly summoned if the price is right.

	Top Ten Holdings as of September 30, 2007

1.	Horace Mann Educators Corp.	3.6%
2.	Grolsch NV	3.5%
3.	Oil-Dri Corporation of America	3.5%
4.	Berkshire Hathaway, Inc. (Class B)	3.2%
5.	Mylan Laboratories, Inc.	3.1%
6.	The Coca-Cola Co.	2.8%
7.	Wal-Mart Stores, Inc.	2.8%
8.	Limited Brands, Inc.	2.8%
9.	Dell, Inc.	2.6%
10.	Baldwin & Lyons, Inc. (Class B)	2.5%
		30.4%

For those willing to accept greater risks for potentially higher reward, please keep in mind the Intrepid Small Cap Fund (ticker ICMAX).  We also currently offer the Intrepid Income Fund (ticker ICMYX), a First American Money Market Fund and as of October 31, 2007, the Intrepid All Cap Fund (ticker ICMCX).  Be sure to check www.IntrepidCapitalFunds.com for the most recent information on your shares as well as new offerings as they become available.

Thank you for entrusting us with your hard-earned money.  If there is anything we can do to serve you better, please call us at 1-866-996-FUND.

Best regards,

Mark F. Travis
President/C.E.O.

Intrepid Capital Fund

Past performance is no guarantee of future results.

The Fund is subject to special risks including volatility and less liquidity due to investments in small- and mid-cap stocks, high yield securities and is considered non-diversified as a result of limiting its holdings to a relatively small number of positions.  Investments in debt securities typically decrease in value when interest rates rise.  This risk is usually greater for longer term debt securities.

Must be preceded or accompanied by a current prospectus.

The Russell 2000 Index consists of the smallest 2,000 companies in a group of 3,000 U.S. Companies in the Russell 3000 Index, as ranked by market capitalization.

The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.  You cannot invest directly in an index.

Fund holdings are subject to change and are not recommendations to buy or sell any security.

Please refer to the Schedule of Investments on pages 17-21 for a complete list of fund holdings.

Opinions expressed are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security.

11/07

Intrepid Small Cap Fund

October 15, 2007

Dear Fellow Shareholders,

The Intrepid Capital Small Cap Fund (“Fund”) increased 16.46% during its fiscal year ending September 30, 2007.  This compares to the Russell 2000’s gain of 12.34%.

Despite having high levels of cash throughout the year, the Fund was able to generate attractive absolute and relative results.  A portion of this performance came from several takeovers that we communicated to you in our last shareholder letter. Moreover, the Fund’s larger holdings benefited from strong earnings growth and continued improvements in their underlying fundamentals.  A good example of a business we own that is enjoying improving fundamentals is the Fund’s largest holding, Oil-Dri Corp (symbol: ODC).   Oil-Dri is also a good example of the type of business we like to own.

Oil-Dri is the market leader in cat litter, with 1/3 of the U.S. market.  In addition to being the market leader, Oil-Dri has high barriers to entry, including 310 million tons of strategically located proven and probable clay reserves (cat litter is derived from dried clay).  Since Oil-Dri’s business is difficult to duplicate, it allows Oil-Dri to raise prices and pass on rising production costs.  In fact, Oil-Dri received 6.9% more for their mined clay reserves in fiscal 2007 vs. the prior year.  Oil-Dri has also grown through new business – mainly private label cat litter.  With improving gross margins and new private label business, we expect Oil-Dri’s earnings growth to continue into 2008.  This expected earnings growth should add to Oil-Dri’s historically high free cash flow and further improve an already strong balance sheet.  In conclusion, when looking for a good small cap business, we are often looking for a company like Oil-Dri: a market leader in a growing industry that has high barriers to entry and generates meaningful free cash flow.

The small cap market remains expensive in our opinion with the Russell 2000 selling near 40x earnings.  Rich valuations in the small cap market have made it difficult for us to find enough attractively priced businesses like Oil-Dri to fill the portfolio.  Cash levels increased to 37% by the end of the fiscal year due to recent inflows and sales. We believe the above average level of cash is temporary and are working diligently to invest the available funds.

Despite broad overvaluation in the small cap market, we continue to find investment opportunities.  For example, we recently purchased Jackson Hewitt Tax Services (symbol: JTX) after its stock declined due to factors we believed to be temporary. Jackson Hewitt is the number two market leader in tax preparation services in the United States.  Similar to our Oil-Dri holding, Jackson Hewitt has many of the characteristics we like in a business such as: a market leading position in a stable

Intrepid Small Cap Fund

industry, consistent growth, above average margins and return on capital, high free cash flow, and a history of returning free cash flow to shareholders.  Jackson Hewitt has a market cap of $785 million and is expected to generate $75 million in free cash flow this year.  Management is aggressively buying back stock and pays its shareholders a 2.6% dividend.

Thank you for investing in the Intrepid Capital Small Cap Fund.  During the next fiscal year, our main goal remains the same – to search for small cap investment opportunities that pass our strict qualitative and valuation criteria on your behalf.

Sincerely,

Eric Cinnamond
Small Cap Portfolio Manager

Past performance is no guarantee of future results.

The Fund is subject to special risks including volatility and less liquidity due to investments in smaller companies and is considered non-diversified as a result of limiting its holdings to a relatively small number of positions.

Must be preceded or accompanied by a current prospectus.

The Russell 2000 Index consists of the smallest 2,000 companies in a group of 3,000 U.S. Companies in the Russell 3000 Index, as ranked by market capitalization.

Free Cash Flow is a measure of financial performance calculated as operating cash flow minus capital expenditures.

Return on Capital is used to assess a company’s potential by determining how well a company’s management is able to allocate capital into its operations.

Fund holdings are subject to change and are not recommendations to buy or sell any security.

Please refer to the Schedule of Investments on pages 22-24 for a complete list of fund holdings.

Opinions expressed are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security.

11/07

Intrepid Income Fund

October 15, 2007

Dear Fellow Shareholders,

The Intrepid Income Fund (“Fund”) launched on July 2, 2007.  Through September 30th, the Fund returned 0.67% compared to a 0.38% return on the Merrill Lynch High Yield Master II Index.  While our end result only slightly exceeded this benchmark, the path taken was much different, as the Fund exhibited less volatility.  In July, the Merrill Lynch High Yield Master II Index declined over 3%, its worst month in years, versus a 1% loss for the Fund.  We thought this marked the beginning of a long overdue reassessment of risk by market participants.  However, the situation reversed in September after the Fed cut rates and investors jumped back into the same risky securities they shunned earlier in the quarter.  As a result, the high yield market regained most of the ground it lost.  Due to our defensive positioning, we did not fully participate in the jubilant bounce.

As I write this letter, the reported average spread on the Merrill Master Index is 381 basis points.  This compares to a spread of 298 basis points on June 30th.  More than half of the spread widening stemmed from a sharp decline in Treasury yields as opposed to lower high yield bond prices.  The average yield on below-investment grade bonds has only risen from 7.98% on June 30th to 8.31% today.  We do not see a fantastic buying opportunity.  Credit quality in the junk market remains low and we believe defaults will begin to percolate in the coming quarters.  High yield bonds are not cheap in a broad sense; however, the recent market tumult has created select opportunities in individual names that lack liquidity.  This is where we are currently focusing our research.

During the quarter, we purchased three new names: Central Garden & Pet 9.125% due 2/01/2013, Emergency Medical Services 10% due 2/01/2015, and Rent-A-Center 7.5% due 5/01/2010.  Central Garden & Pet is one of the largest suppliers to the lawn and garden and pet supplies industries in the U.S.  The company has recently faced three external challenges: dry weather conditions limiting garden product sales, record commodity costs that are pressuring bird feed margins, and the announcement by Wal-Mart that it would stop selling live fish.  These issues have caused 2007 profitability to fall from prior levels, but the company has a brighter future in 2008. We like the business because consumer spending on pets is somewhat resistant to recessions.  Currently, Central Garden’s 9.125% bonds have a spread approaching 600 basis points.  We believe the debt is attractive at these levels, assuming the company maintains a disciplined approach to acquisitions.

Emergency Medical Services Corporation (“EMSC”) is the nation’s largest provider of outsourced ambulance and emergency room services.  Its ambulance division

Intrepid Income Fund

operates 8% of ambulances in the U.S, and the company’s emergency room segment operates 7% of the country’s ER’s.  These leading market shares are not huge, but they are significant given the fragmented nature of these markets.  EMSC is the strongest company in the industry and has low leverage for a high yield issuer, with debt of 2.4X trailing EBITDA (Earnings Before Interest, Taxes, Depreciation and Amortization).

Most recently, we bought a small position in the unsecured debt of Rent-A-Center, the country’s largest operator of rent-to-own stores.  Rent-A-Center’s operating income comfortably covers interest expense by 4X.  The company collects most of its rental fees weekly and quickly repossesses merchandise if the customer fails to make a payment.  Rent-A-Center’s historical percentage of charge-offs for stolen merchandise has been a relatively tame 2.5%, and the company has weathered past recessions well.  We bought the bonds at a spread over 550 basis points.

The Intrepid Income Fund currently has approximately half of its capital invested in below-investment grade names, with the other half evenly split between short-term high-grade corporate bonds and government securities.  We continue to believe this is the prudent approach until we experience a larger downward movement in high yield bond prices.  We are actively looking at potential ideas but are moving slowly to replace risk-free Treasuries with corporate names.  Thank you for your investment.

Sincerely,

Jayme Wiggins
Income Fund Portfolio Manager

Past performance is no guarantee of future results.

The Fund is subject to special risks including volatility due to investments in high yield securities and is considered non-diversified as a result of limiting its holdings to a relatively small number of positions.  Investments in debt securities typically decrease in value when interest rates rise.  This risk is usually greater for longer term debt securities.

Must be preceded or accompanied by a current prospectus.

The Merrill Lynch High Yield Master II Index is Merrill Lynch’s broadest high yield index, and as such is comparable with the broad indices published by other investment banks.

A basis point equals 0.01%.

Fund holdings are subject to change and are not recommendations to buy or sell any security.

Please refer to the Schedule of Investments on pages 25-27 for a complete list of fund holdings.

Opinions expressed are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security.
11/07

Intrepid Funds

EXPENSE EXAMPLE
September 30, 2007 (Unaudited)

As a shareholder of the Intrepid Capital Management Funds Trust (the “Funds”), you incur ongoing costs, including management fees; distribution and/or service fees; and other expenses incurred by the Funds.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held the entire period (April 1, 2007 – September 30, 2007) for the Intrepid Capital Fund and Intrepid Small Cap Fund; and from inception through the remainder of the period (July 2, 2007 – September 30, 2007) for the Intrepid Income Fund.

ACTUAL EXPENSES

The first line of the following table provides information about actual account values and actual expenses.  Although the Funds charge no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks or stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  If you request a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent.  To the extent that a Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund.  Actual expenses of the underlying funds are expected to vary among the various underlying funds.  These expenses are not included in the following example.  The example includes, but is not limited to, management fees, shareholder servicing fees, distribution fees, fund accounting, custody and transfer agent fees.  However, the example below does not include portfolio trading commissions and related expenses, interest expense and other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds

Intrepid Funds

EXPENSE EXAMPLE (continued)
September 30, 2007 (Unaudited)

and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

INTREPID CAPITAL FUND
			Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	April 1, 2007 -
	April 1, 2007	September 30, 2007	September 30, 2007
Actual	$1,000.00	$1,014.10	$9.85
Hypothetical (5% return
before expenses)	1,000.00	1,015.29	9.85
* Expenses are equal to the Fund’s annualized expense ratio of 1.95%, multiplied by the average account value over the period, multiplied by 183/365 to reflect the period.

INTREPID SMALL CAP FUND
			Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	April 1, 2007 -
	April 1, 2007	September 30, 2007	September 30, 2007
Actual	$1,000.00	$1,027.30	$9.91
Hypothetical (5% return
before expenses)	1,000.00	1,015.29	9.85
* Expenses are equal to the Fund’s annualized expense ratio of 1.95%, multiplied by the average account value over the period, multiplied by 183/365 to reflect the period.

INTREPID INCOME FUND
			Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	July 2, 2007 -
	July 2, 2007	September 30, 2007	September 30, 2007
Actual	$1,000.00	$1,006.70	$3.13
Hypothetical (5% return
before expenses)	1,000.00	1,009.35	3.13
* Expenses are equal to the Fund’s annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 91/365 to reflect the period.

Intrepid Capital Fund

(Unaudited)
Total Return Based on a $10,000 Investment

This chart assumes an initial gross investment of $10,000 made on January 3, 2005 (commencement of operations).  Returns shown include the reinvestment of all dividends.  Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.  In the absence of fee waivers and reimbursements, total return would be reduced.  Past performance is not predictive of future performance.  Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

S&P 500 INDEX – A capitalization-weighted index of 500 stocks.  The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

MERRILL LYNCH U.S. HIGH YIELD MASTER II INDEX – Merrill Lynch’s broadest high yield index, and as such is comparable with the broad indices published by other investment banks.  The index return is found in the Wall Street Journal, making it very transparent for shareholders to compare the Fund to on a daily basis.

Average Annual Total Returns (for periods ended September 30, 2007)

		Since Inception
	1 Year	(01/03/05)
Intrepid Capital Fund	10.10%	5.61%
S&P 500 Index	16.44%	11.17%
Merrill Lynch U.S. High Yield Master II Index	7.75%	6.41%

Intrepid Small Cap Fund

(Unaudited)
Total Return Based on a $10,000 Investment

This chart assumes an initial gross investment of $10,000 made on October 3, 2005 (commencement of operations).  Returns shown include the reinvestment of all dividends.  Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.  In the absence of fee waivers and reimbursements, total return would be reduced.  Past performance is not predictive of future performance.  Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

RUSSELL 2000 TOTAL RETURN INDEX – An index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the Russell 3000 Index.

Average Annual Total Returns (for periods ended September 30, 2007)

		Since Inception
	1 Year	(10/03/05)
Intrepid Small Cap Fund	16.46%	10.70%
Russell 2000 Index	12.34%	10.94%

Intrepid Income Fund

(Unaudited)
Total Return Based on a $10,000 Investment

This chart assumes an initial gross investment of $10,000 made on July 2, 2007 (commencement of operations).  Returns shown include the reinvestment of all dividends.  Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.  In the absence of fee waivers and reimbursements, total return would be reduced.  Past performance is not predictive of future performance.  Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

MERRILL LYNCH U.S. HIGH YIELD MASTER II INDEX – Merrill Lynch's broadest high yield index, and as such is comparable with the broad indices published by other investment banks.  The index return is found in the Wall Street Journal, making it very transparent for shareholders to compare the Fund to on a daily basis.

Total Returns (for periods ended September 30, 2007)

Since Inception
(07/02/07)
Intrepid Income Fund	0.67%
Merrill Lynch U.S. High Yield Master II Index	0.38%

Intrepid Capital Fund

ALLOCATION OF PORTFOLIO HOLDINGS (as a % of total investments)
September 30, 2007 (Unaudited)

INTREPID CAPITAL FUND

COMPONENTS OF PORTFOLIO HOLDINGS
Common Stock	$18,786,117	57%
Corporate Bonds	10,046,549	30%
U.S. Treasury Obligations	2,808,624	8%
Short-Term Investments	1,693,348	5%
Total	$33,334,638	100%

Intrepid Small Cap Fund

ALLOCATION OF PORTFOLIO HOLDINGS (as a % of total investments)
September 30, 2007 (Unaudited)

INTREPID SMALL CAP FUND

COMPONENTS OF PORTFOLIO HOLDINGS
Consumer Discretionary	$403,993	8%
Consumer Staples	539,909	10%
Energy	74,642	1%
Financials	480,940	9%
Health Care	168,298	3%
Industrials	348,692	6%
Information Technology	574,571	11%
Materials	27,648	1%
Utilities	759,945	14%
Short-Term Investments	2,013,841	37%
Total	$5,392,479	100%

Intrepid Income Fund

ALLOCATION OF PORTFOLIO HOLDINGS (as a % of total investments)
September 30, 2007 (Unaudited)

INTREPID INCOME FUND

COMPONENTS OF PORTFOLIO HOLDINGS
Corporate Bonds	$16,289,444	77%
U.S. Treasury Obligations	923,345	4%
Short-Term Investments	4,121,326	19%
Total	$21,334,115	100%

Intrepid Capital Fund

SCHEDULE OF INVESTMENTS
September 30, 2007

	Shares	Value
COMMON STOCKS - 56.11%

Beverages - 8.78%
Anheuser-Busch Companies, Inc.	16,345	$817,087
The Coca-Cola Co.	16,530	949,979
Grolsch NV (b)	31,510	1,173,161
		2,940,227
Commercial Services & Supplies - 3.66%
Cintas Corp.	22,570	837,347
Jackson Hewitt Tax Service, Inc.	13,935	389,623
		1,226,970
Communications Equipment - 1.13%
Tellabs, Inc. (a)	39,885	379,705

Computers & Peripherals - 2.59%
Dell, Inc. (a)	31,410	866,916

Food & Staples Retailing - 2.82%
Wal-Mart Stores, Inc.	21,590	942,404

Food Products - 4.13%
Kraft Foods, Inc.	21,640	746,796
Sara Lee Corp.	38,120	636,223
		1,383,019
Health Care Providers & Services - 0.81%
Health Management Associates, Inc.	39,110	271,423

Hotels, Restaurants & Leisure - 1.92%
International Speedway Corp. - Class A	13,985	641,352

Household Products - 3.49%
Oil-Dri Corporation of America	63,562	1,169,541

Insurance - 10.42%
Baldwin & Lyons, Inc.	30,925	844,562
Berkshire Hathaway, Inc. (a)	275	1,086,800
Horace Mann Educators Corp.	61,805	1,218,177
Travelers Companies, Inc.	6,745	339,543
		3,489,082

See notes to financial statements.

Intrepid Capital Fund

SCHEDULE OF INVESTMENTS (continued)
September 30, 2007

	Shares	Value
COMMON STOCKS - 56.11% (continued)

IT Services - 4.58%
Automatic Data Processing, Inc.	18,365	$843,504
Broadridge Financial Solutions, Inc.	36,488	691,448
		1,534,952
Personal Products - 2.33%
Alberto-Culver Co.	31,400	778,406

Pharmaceuticals - 3.13%
Mylan Laboratories, Inc.	65,700	1,048,572

Specialty Retail - 3.45%
Limited Brands	40,345	923,497
Sally Beauty Holdings, Inc. (a)	27,400	231,530
		1,155,027
Textiles, Apparel & Luxury Goods - 2.46%
Hanesbrands, Inc. (a)	29,290	821,877

Water Utilities - 0.41%
Connecticut Water Service, Inc.	5,900	136,644
TOTAL COMMON STOCKS
(Cost $18,123,884)		18,786,117

	Principal
	Amount
CORPORATE BONDS - 30.00%

Aerospace & Defense - 1.38%
Goodrich Corp.
7.50%, 04/15/2008	$459,000	463,741

Agricultural Operations - 1.79%
American Rock Salt Co. LLC
9.50%, 03/15/2014	584,000	600,060

Beverages - 1.43%
Cott Beverages USA, Inc.
8.00%, 12/15/2011	482,000	477,180

See notes to financial statements.

Intrepid Capital Fund

SCHEDULE OF INVESTMENTS (continued)
September 30, 2007

	Principal
	Amount	Value
CORPORATE BONDS - 30.00% (continued)

Building Products - 1.48%
Gibraltar Industries, Inc.
8.00%, 12/01/2015	$524,000	$495,180

Commercial Services & Supplies - 1.50%
Waste Management, Inc.
6.50%, 11/15/2008	497,000	503,580

Construction & Engineering - 1.30%
Blount, Inc.
8.88%, 08/01/2012	427,000	436,074

Electronic Equipment & Instruments - 1.91%
Syniverse Technologies, Inc.
7.75%, 08/15/2013	667,000	640,320

Food Products - 1.53%
General Mills, Inc.
3.88%, 11/30/2007	515,000	513,669

Holding Company - 1.89%
AMR Holding Co. / Emcare Holding Co.
10.00%, 02/15/2015	593,000	631,545

Hotels, Restaurants & Leisure - 1.98%
Speedway Motorsports, Inc.
6.75%, 06/01/2013	670,000	663,300

Household Products – 2.22%
Central Garden & Pet Co.
9.13%, 02/01/2013	789,000	743,632

IT Services - 1.17%
Certegy, Inc.
4.75%, 09/15/2008	393,000	391,687

Media - 3.17%
Echostar DBS Corp.
5.75%, 10/01/2008	672,000	673,680

See notes to financial statements.

Intrepid Capital Fund

SCHEDULE OF INVESTMENTS (continued)
September 30, 2007

	Principal
	Amount	Value
CORPORATE BONDS - 30.00% (continued)
Media - 3.17% (continued)
Scholastic Corp.
5.00%, 04/15/2013	$440,000	$387,684
		1,061,364
Paper & Forest Products - 1.94%
Appleton Papers, Inc.
8.13%, 06/15/2011	655,000	650,087

Photo Equipment & Supplies - 1.66%
Da-Lite Screen Co., Inc.
9.50%, 05/15/2011	527,000	554,667

Real Estate - 1.86%
American Real Estate Partners
7.13%, 02/15/2013	650,000	622,375

Specialty Retail - 1.79%
Payless ShoeSource, Inc.
8.25%, 08/01/2013	615,000	598,088
TOTAL CORPORATE BONDS
(Cost $10,225,901)		10,046,549

U.S. TREASURY OBLIGATIONS - 8.39%

U.S. Treasury Note - 8.39%
3.75%, 05/15/2008	2,815,000	2,808,624
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $2,793,839)		2,808,624

See notes to financial statements.

Intrepid Capital Fund

SCHEDULE OF INVESTMENTS (continued)
September 30, 2007

	Shares	Value
SHORT-TERM INVESTMENTS - 5.06%

Money Market Funds - 5.06%
AIM STIT Treasury Portfolio	371,348	$371,348
Fidelity Government Portfolio I	661,000	661,000
SEI Daily Income Trust Treasury Fund	661,000	661,000
		1,693,348
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,693,348)		1,693,348
Total Investments - 99.56%
(Cost $32,836,972)		33,334,638
Other Assets in Excess of Liabilities - 0.44%		146,976
TOTAL NET ASSETS - 100.00%		$33,481,614

Percentages are stated as a percent of net assets.
(a) Non income producing.
(b) Foreign issued security.

See notes to financial statements.

Intrepid Small Cap Fund

SCHEDULE OF INVESTMENTS
September 30, 2007

	Shares	Value
COMMON STOCKS - 62.72%

Aerospace & Defense - 0.83%
Applied Signal Technology, Inc.	3,300	$44,616

Beverages - 3.43%
Grolsch NV (b)	4,400	163,818
National Beverage Corp.	2,500	21,200
		185,018
Commercial Banks - 0.26%
ACNB Corp.	800	13,800

Commercial Services & Supplies - 5.02%
Cintas Corp.	2,885	107,033
Jackson Hewitt Tax Service, Inc.	5,850	163,566
		270,599
Communications Equipment - 5.31%
Communications Systems, Inc.	15,420	161,910
Tellabs, Inc. (a)	13,015	123,903
		285,813
Containers & Packaging - 0.32%
Bemis Co.	600	17,466

Electric Utilities - 0.22%
Unitil Corp.	400	11,800

Electronic Equipment & Instruments - 4.75%
Mocon, Inc.	21,881	256,008

Energy Equipment & Services - 0.99%
Unit Corp. (a)	1,100	53,240

Gas Utilities - 9.15%
Delta Natural Gas, Inc.	3,867	95,167
Energy West, Inc.	13,165	183,125
RGC Resources, Inc.	8,037	214,708
		493,000
Health Care Technology - 0.61%
Mediware Information Systems, Inc. (a)	5,000	32,750

See notes to financial statements.

Intrepid Small Cap Fund

SCHEDULE OF INVESTMENTS (continued)
September 30, 2007

	Shares	Value
COMMON STOCKS - 62.72% (continued)

Hotels, Restaurants & Leisure - 1.77%
International Speedway Corp. - Class A	2,075	$95,160

Household Durables - 4.69%
Virco Mfg. Corporation (a)	32,625	252,844

Household Products - 6.59%
Central Garden and Pet Co. (a)	1,500	13,350
Oil-Dri Corporation of America	18,562	341,541
		354,891
Insurance - 8.67%
Baldwin & Lyons, Inc.	6,965	190,214
Horace Mann Educators Corp.	14,050	276,926
		467,140
Oil & Gas - 0.40%
St. Mary Land & Exploration Co.	600	21,402

Paper & Forest Products - 0.19%
Louisiana-Pacific Corp.	600	10,182

Pharmaceuticals - 3.12%
Mylan Laboratories, Inc.	10,545	168,298

Road & Rail - 0.62%
Arkansas Best Corp.	1,025	33,476

Textiles, Apparel & Luxury Goods - 1.04%
McRae Industries, Inc.	4,194	55,990

Water Utilities - 4.74%
Connecticut Water Service, Inc.	8,140	188,522
Middlesex Water Co.	3,525	66,623
		255,145
TOTAL COMMON STOCKS
(Cost $3,201,383)		3,378,638

See notes to financial statements.

Intrepid Small Cap Fund

SCHEDULE OF INVESTMENTS (continued)
September 30, 2007

	Shares	Value
SHORT-TERM INVESTMENTS - 37.39%

Money Market Funds - 9.85%
AIM STIT Treasury Portfolio	105,175	$105,175
AIM STIT-STIC Prime Portfolio	105,175	105,175
Fidelity Government Portfolio I	105,175	105,175
Fidelity Money Market Portfolio	105,175	105,175
SEI Daily Income Trust Treasury Fund	109,775	109,775
		530,475
	Principal
	Amount
U.S. Treasury Bills - 27.54%
0.00%, 10/11/2007	$200,000	199,737
0.00%, 10/18/2007	200,000	199,553
0.00%, 11/23/2007	200,000	198,621
0.00%, 01/17/2008	400,000	394,361
0.00%, 03/13/2008	500,000	491,094
		1,483,366
TOTAL SHORT-TERM INVESTMENTS
(Cost $2,013,841)		2,013,841
Total Investments - 100.11%
(Cost $5,215,224)		5,392,479
Liabilities in Excess of Other Assets - (0.11)%		(5,791)
TOTAL NET ASSETS - 100.00%		$5,386,688

Percentages are stated as a percent of net assets.
(a) Non income producing.
(b) Foreign issued security.

See notes to financial statements.

Intrepid Income Fund

SCHEDULE OF INVESTMENTS
September 30, 2007

	Principal
	Amount	Value
CORPORATE BONDS - 74.48%

Aerospace & Defense - 4.46%
Goodrich Corp.
7.50%, 04/15/2008	$965,000	$974,967

Agricultural Operations - 3.49%
American Rock Salt Co. LLC
9.50%, 03/15/2014	744,000	764,460

Beverages - 3.89%
Cott Beverages USA, Inc.
8.00%, 12/15/2011	860,000	851,400

Building Products - 3.80%
Gibraltar Industries, Inc.
8.00%, 12/01/2015	879,000	830,655

Commercial Services & Supplies - 4.91%
Waste Management, Inc.
6.50%, 11/15/2008	1,061,000	1,075,047

Construction & Engineering - 3.87%
Blount, Inc.
8.88%, 08/01/2012	828,000	845,595

Electronic Equipment & Instruments - 4.06%
Syniverse Technologies, Inc.
7.75%, 08/15/2013	925,000	888,000

Food Products - 5.22%
General Mills, Inc.
3.88%, 11/30/2007	1,144,000	1,141,044

Holding Company - 4.07%
AMR Holding Co. / EmCare Holding Co.
10.00%, 02/15/2015	836,000	890,340

Hotels, Restaurants & Leisure - 4.80%
Speedway Motorsports, Inc.
6.75%, 06/01/2013	1,060,000	1,049,400

See notes to financial statements.

Intrepid Income Fund

SCHEDULE OF INVESTMENTS (continued)
September 30, 2007

	Principal
	Amount	Value
CORPORATE BONDS - 74.48% (continued)

Household Products - 3.76%
Central Garden & Pet Co.
9.13%, 02/01/2013	$872,000	$821,860

IT Services - 4.02%
Certegy, Inc.
4.75%, 09/15/2008	882,000	879,052

Media - 6.28%
Echostar DBS Corp.
5.75%, 10/01/2008	650,000	651,625
Scholastic Corp.
5.00%, 04/15/2013	819,000	721,621
		1,373,246
Paper & Forest Products - 4.91%
Appleton Papers, Inc.
8.13%, 06/15/2011	1,083,000	1,074,877

Photo Equipment & Supplies - 4.08%
Da-Lite Screen Co., Inc.
9.50%, 05/15/2011	847,000	891,468

Real Estate - 3.17%
American Real Estate Partners
7.13%, 02/15/2013	724,000	693,230

Specialty Retail - 5.69%
Payless ShoeSource, Inc.
8.25%, 08/01/2013	789,000	767,303
Rent-A-Center, Inc.
7.50%, 05/01/2010	500,000	477,500
		1,244,803
TOTAL CORPORATE BONDS
(Cost $16,430,980)		16,289,444

See notes to financial statements.

Intrepid Income Fund

SCHEDULE OF INVESTMENTS (continued)
September 30, 2007

	Principal
	Amount	Value
U.S. TREASURY OBLIGATIONS - 4.22%

U.S. Treasury Note - 4.22%
3.00%, 11/15/2007	$289,000	$288,752
4.38%, 12/31/2007	300,000	300,352
3.75%, 05/15/2008	335,000	334,241
		923,345
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $920,260)		923,345

	Shares
SHORT-TERM INVESTMENTS - 18.84%

Money Market Funds - 4.80%
AIM STIT Treasury Portfolio	190,124	190,124
Fidelity Government Portfolio I	430,000	430,000
SEI Daily Income Trust Treasury Fund	430,000	430,000
		1,050,124

	Principal
	Amount
U.S. Treasury Bills - 14.04%
0.00%, 10/11/2007	$534,000	533,294
0.00%, 12/06/2007	906,000	898,070
0.00%, 01/03/2008	1,000,000	987,620
0.00%, 03/06/2008	664,000	652,218
		3,071,202
TOTAL SHORT-TERM INVESTMENTS
(Cost $4,121,326)		4,121,326
Total Investments - 97.54%
(Cost $21,472,566)		21,334,115
Other Assets in Excess of Liabilities - 2.46%		538,253
TOTAL NET ASSETS - 100.00%		$21,872,368

Percentages are stated as a percent of net assets.

See notes to financial statements.

Intrepid Funds

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2007

	Intrepid	Intrepid Small	Intrepid
	Capital Fund	Cap Fund	Income Fund
ASSETS:
Investments, at market value
(Cost $32,836,972, $5,215,224
and $21,472,566, respectively)	$33,334,638	$5,392,479	$21,334,115
Cash	—	46,769	—
Income receivable	258,597	4,651	350,619
Receivable for fund shares sold	3,000	—	—
Receivable for
investment securities sold	—	177,081	718,000
Receivable from Adviser	—	3,071	4,216
Other assets	8,610	9,427	11,168
Total assets	33,604,845	5,633,478	22,418,118

LIABILITIES:
Payable for fund shares redeemed	11,303	—	—
Payable for investment
securities purchased	—	227,541	491,979
Payable to Investment Adviser	32,333	—	—
Accrued expenses	79,595	19,249	53,771
Total liabilities	123,231	246,790	545,750
Total net assets	$33,481,614	$5,386,688	$21,872,368

NET ASSETS CONSIST OF:
Capital stock	$31,118,094	$4,958,943	$21,997,972
Accumulated undistributed
net investment income	3,378	45,169	12,847
Accumulated undistributed
net realized gain on investments	1,862,476	205,321	—
Unrealized appreciation (depreciation)
on investments	497,666	177,255	(138,451)
Total net assets	$33,481,614	$5,386,688	$21,872,368

Shares outstanding (unlimited shares
of no par value authorized)	3,174,290	447,419	2,199,414

Net asset value, offering and
redemption price per share	$10.55	$12.04	$9.94

See notes to financial statements.

Intrepid Funds

STATEMENT OF OPERATIONS
For the year ended September 30, 2007

	Intrepid	Intrepid Small	Intrepid
	Capital Fund	Cap Fund	Income Fund (1)
INVESTMENT INCOME:
Dividend income (net of withholding tax
of $6,434, $666 and $0, respectively)	$1,112,074	$64,898	$—
Interest income	877,691	52,775	354,654
Total investment income	1,989,765	117,673	354,654

Advisory fees	315,882	33,383	39,687
Distribution (12b-1) fees	78,971	8,346	13,229
Shareholder servicing
fees and expenses	51,255	20,601	9,236
Administration fees	36,921	32,403	7,997
Professional fees	34,771	33,769	24,989
Fund accounting fees	29,472	5,153	6,769
Federal and state registration	18,115	16,185	8,116
Insurance	17,871	940	660
Reports to shareholders	12,964	1,866	1,570
Trustees fees and expenses	12,547	1,429	2,419
Custody fees	4,844	5,606	689
Miscellaneous	1,087	439	459
Total expenses before
Adviser reimbursement	614,700	160,120	115,820
Expenses recouped
(reimbursed) by Adviser	1,269	(95,022)	(49,671)
Net expenses	615,969	65,098	66,149
Net investment income	1,373,796	52,575	288,505

NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS :
Net realized gain on investments	2,147,204	229,158	—
Net change in unrealized
appreciation (depreciation)
on investments	(715,175)	109,385	(138,451)
Net realized and unrealized
gain (loss) on investments	1,432,029	338,543	(138,451)
Net increase in net assets
resulting from operations	$2,805,825	$391,118	$150,054

(1) For the period July 2, 2007 (commencement of operations) through September 30, 2007.

See notes to financial statements.

Intrepid Capital Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Year	Year
	Ended	Ended
	September 30, 2007	September 30, 2006
OPERATIONS:
Net investment income	$1,373,796	$515,760
Net realized gain on investments	2,147,204	222,248
Net change in unrealized
appreciation (depreciation) on investments	(715,175)	1,208,851
Net increase in assets
resulting from operations	2,805,825	1,946,859

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,371,300)	(515,207)
From net realized gain	(501,666)	(269,357)
Total distributions	(1,872,966)	(784,564)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	8,817,856	3,533,627
Proceeds from shares issued to
holders in reinvestment of dividends	1,866,036	784,564
Cost of shares redeemed(1)	(5,980,346)	(4,220,931)
Net increase in net assets
from capital share transactions	4,703,546	97,260

TOTAL INCREASE IN NET ASSETS	5,636,405	1,259,555

NET ASSETS:
Beginning of period	27,845,209	26,585,654
End of period (including undistributed net
investment income of $3,365 and $1,181)	$33,481,614	$27,845,209

(1) Net of redemption fees of $127 and $421, respectively.

See notes to financial statements.

Intrepid Small Cap Fund

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Year	October 3, 2005(1)
	Ended	through
	September 30, 2007	September 30, 2006
OPERATIONS:
Net investment income	$52,575	$25,574
Net realized gain (loss) on investments	229,158	(23,836)
Net change in unrealized
appreciation on investments	109,385	67,870
Net increase in assets
resulting from operations	391,118	69,608

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(7,376)	(25,725)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	3,764,617	2,162,357
Proceeds from shares issued to
holders in reinvestment of dividends	7,376	25,725
Cost of shares redeemed(2)	(761,948)	(439,064)
Net increase in net assets
from capital share transactions	3,010,045	1,749,018

TOTAL INCREASE IN NET ASSETS	3,393,787	1,792,901

NET ASSETS:
Beginning of period	1,992,901	200,000
End of period (including undistributed
net investment income (loss)
of $45,169 and ($120))	$5,386,688	$1,992,901

(1) Commencement of Operations.
(2) Net of redemption fees of $349 and $0, respectively.

See notes to financial statements.

Intrepid Income Fund

STATEMENT OF CHANGES IN NET ASSETS (continued)

July 2, 2007(1)
through
September 30, 2007
OPERATIONS:
Net investment income	$288,505
Net realized gain on investments	—
Net change in unrealized appreciation on investments	(138,451)
Net increase in assets resulting from operations	150,054

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(275,658)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	21,722,314
Proceeds from shares issued to
holders in reinvestment of dividends	275,658
Cost of shares redeemed	—
Net increase in net assets from capital share transactions	21,997,972

TOTAL INCREASE IN NET ASSETS	21,872,368

NET ASSETS:
Beginning of period	—
End of period (including undistributed
net investment income of $12,847)	$21,872,368

(1) Commencement of Operations.

See notes to financial statements.

Intrepid Capital Fund

FINANCIAL HIGHLIGHTS

Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:

	Year		Year	January 3, 2005(1)
	Ended		Ended	through
	September 30,		September 30,	September 30,
	2007		2006	2005
NET ASSET VALUE:
Beginning of period	$10.18		$9.76	$10.00
OPERATIONS:
Net investment income(2)	0.47		0.19	0.07
Net realized and unrealized
gain (loss) on investment securities	0.55		0.52	(0.24	)(4)
Total from operations	1.02		0.71	(0.17)
LESS DISTRIBUTIONS:
From net investment income	(0.47)		(0.19)	(0.07)
From net realized gains	(0.18)		(0.10)	0.00
Total distributions	(0.65)		(0.29)	(0.07)
NET ASSET VALUE:
End of period	$10.55		$10.18	$9.76

Total return	10.10%		7.34%	(1.74	)%(5)
Net assets at end of
period (000s omitted)	$33,482		$27,845	$26,586
RATIO OF EXPENSES
TO AVERAGE NET ASSETS:
Before expense reimbursement (recapture)	1.95%		2.08%	3.08	%(6)
After expense reimbursement (recapture)	1.95	%(3)	1.95%	1.95	%(6)
RATIO OF NET INVESTMENT
INCOME TO AVERAGE NET ASSETS:
Before expense reimbursement (recapture)	4.35%		1.76%	0.35	%(6)
After expense reimbursement (recapture)	4.35	%(3)	1.89%	1.48	%(6)
Portfolio turnover rate	40%		24%	25	%(5)

(1)	Commencement of Operations.
(2)	Net investment income per share is calculated using the ending balances prior to consideration or adjustment for permanent book-to-tax differences.
(3)	The recouped amount is less than .01%.
(4)	The amount shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.
(5)	Not annualized.
(6)	Annualized.

See notes to financial statements.

Intrepid Small Cap Fund

FINANCIAL HIGHLIGHTS (continued)

Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:

	Year	October 3, 2005(1)
	Ended	through
	September 30,	September 30,
	2007	2006
NET ASSET VALUE:
Beginning of period	$10.37	$10.00
OPERATIONS:
Net investment income(2)	0.14	0.14
Net realized and unrealized
gain on investment securities	1.57	0.37
Total from operations	1.71	0.51
LESS DISTRIBUTIONS:
From net investment income	(0.04)	(0.14)
Total distributions	(0.04)	(0.14)
NET ASSET VALUE:
End of period	$12.04	$10.37

Total return	16.46%	5.14	%(3)
Net assets at end of period (000s omitted)	$5,387	$1,993
RATIO OF EXPENSES
TO AVERAGE NET ASSETS:
Before expense reimbursement	4.80%	7.88	%(4)
After expense reimbursement	1.95%	1.95	%(4)
RATIO OF NET INVESTMENT
INCOME TO AVERAGE NET ASSETS:
Before expense reimbursement	(1.27)%	(4.12	)%(4)
After expense reimbursement	1.58%	1.81	%(4)
Portfolio turnover rate	126%	22	%(3)

(1)	Commencement of Operations.
(2)	Net investment income per share iscalculatedusing the ending balances prior to consideration or adjustment for permanent book-to-tax differences.
(3)	Not annualized.
(4)	Annualized.

See notes to financial statements.

Intrepid Income Fund

FINANCIAL HIGHLIGHTS (continued)

Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:

	July 2, 2007(1)
	through
	September 30, 2007
NET ASSET VALUE:
Beginning of period	$10.00
OPERATIONS:
Net investment income(2)	0.13
Net realized and unrealized
loss on investment securities	(0.06)
Total from operations	0.07
LESS DISTRIBUTIONS:
From net investment income	(0.13)
Total distributions	(0.13)
NET ASSET VALUE:
End of period	$9.94

Total return	0.67	%(3)
Net assets at end of period (000s omitted)	$21,872
RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before expense reimbursement	2.19	%(4)
After expense reimbursement	1.25	%(4)
RATIO OF NET INVESTMENT
INCOME TO AVERAGE NET ASSETS:
Before expense reimbursement	4.51	%(4)
After expense reimbursement	5.45	%(4)
Portfolio turnover rate	12	%(3)

(1)	Commencement of Operations.
(2)	Net investment income per share is calculated using the ending balances prior to consideration or adjustment for permanent book-to-tax differences.
(3)	Not annualized.
(4)	Annualized.

See notes to financial statements.

Intrepid Funds

NOTES TO FINANCIAL STATEMENTS
September 30, 2007

1.	ORGANIZATION

Intrepid Capital Management Funds Trust (the “Trust”), was organized as a Delaware Statutory Trust on August 27, 2004 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objectives and policies.  At September 30, 2007 the Trust consisted of three series (the “Funds”): Intrepid Capital Fund, Intrepid Small Cap Fund and Intrepid Income Fund.  The Intrepid Capital Fund commenced operations on January 3, 2005, the Intrepid Small Cap Fund commenced operations on October 3, 2005 and the Intrepid Income Fund commenced operations on July 2, 2007.  A fourth series of the Trust, the Intrepid All Cap Fund, commenced operations on October 31, 2007.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States (“GAAP”).

Valuation of Securities

The Funds’ securities that are listed on national securities exchanges are valued at the last sales price on the securities exchange on which such securities are primarily traded.  Securities that are traded on the Nasdaq National Market or the Nasdaq Smallcap Market (collectively “Nasdaq traded securities”) are valued at the Nasdaq Official Closing Price (“NOCP”).  Exchange-traded securities for which there were no transactions and Nasdaq traded securities for which there is no NOCP are valued at the most recent bid price.  Other securities are valued by an independent pricing service at the most recent bid price, if market quotations are readily available.  Short-term investments are stated at amortized cost, which approximates fair value.  The valuation of certain debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity quality, general market conditions or an appropriate matrix utilizing similar factors.  Any securities for which there are no readily available market quotations will be valued at a price determined in good faith by the Board of Trustees.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of

Intrepid Funds

NOTES TO FINANCIAL STATEMENTS (continued)
September 30, 2007

the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Foreign Currency Transactions

The books and records are maintained in U.S. dollars.  Foreign currency denominated transactions (i.e. market value of investment securities, assets and liabilities, purchases and sales of investment securities and income and expenses) are translated into U.S. dollars at the current rate of exchange.  The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.  Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Securities Transactions and Investment Income

The Funds record security transactions based on trade date.  Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis.  Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the effective yield method.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.  Net realized gains or losses are determined using the identified cost method.

Distribution to Shareholder Policy

Dividends from net investment income, if any, are declared and paid quarterly. Distributions of net realized capital gains, if any, are declared and paid at least annually.

Organization and Offering Costs

Organization and offering costs consist of costs incurred to establish the Trust and enable it legally to do business.  These expenses were paid by the Adviser. Prepaid initial registration expenses are deferred over the period of benefit not to exceed twelve months.

Federal Income Taxes

The Funds comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from Federal income taxes.

New Accounting Pronouncements

In July, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN

Intrepid Funds

NOTES TO FINANCIAL STATEMENTS (continued)
September 30, 2007

48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are ’’more-likely-than-not’’ of being sustained by the applicable tax authority.  To the extent that a tax benefit of a position is not deemed to meet the more-likely-than-not threshold, the Fund would report an income tax expense in the statement of operations.  The adoption of FIN 48 is required for the last net asset value calculation in the first financial statement reporting period for fiscal years beginning after December 15, 2006.  The Fund will apply FIN 48 to all open tax years on the date of adoption.  At this time, management is evaluating the implications of FIN 48 and its impact on the Fund’s financial statements has not yet been determined.

In September 2007, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements.  FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.  Management is currently evaluating the implications of FAS 157, and its impact on the financial statements has not yet been determined.

3.	INVESTMENT ADVISER

The Trust has an Investment Advisory Agreement (the “Agreement”) with Intrepid Capital Management, Inc. (the “Adviser”), with whom certain officers and Trustees of the Trust are affiliated, to furnish investment advisory services to the Funds.  Under the terms of the Agreement, the Trust, on behalf of the Funds, compensates the Adviser for its management services on the Intrepid Capital Fund and Intrepid Small Cap Fund at the annual rate of 1.00% on the first $500 million of average daily net assets and 0.80% on the Fund’s average daily net assets in excess of $500 million, and on Intrepid Income Fund at the annual rate of 0.75% of average daily net assets.

For the Intrepid Capital Fund and Intrepid Small Cap Fund, the Adviser has agreed to waive, through September 2007, its management fee and/or reimburse the other expenses of the Funds, including organization expense, to the extent necessary to ensure that each Fund’s operating expenses do not exceed 1.95% of the Fund’s average daily net assets.  For the Intrepid Income Fund, the Adviser has agreed to waive, through September 2008, its management fee and/or reimburse the other

Intrepid Funds

NOTES TO FINANCIAL STATEMENTS (continued)
September 30, 2007

expenses of the Fund, including organization expense, to the extent necessary to ensure that the Fund’s operating expenses do not exceed 1.25% of the Fund’s average daily net assets.  Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses on a monthly basis during the fiscal year are less than the respective expense cap limitations, provided, however, that the Adviser shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed.  Waived/reimbursed expenses subject to potential recovery by year of expiration are as follows:

	Year of Expiration
	9/30/08	9/30/09	9/30/10
Intrepid Capital Fund	$122,308	$35,995	$ 5,936
Intrepid Small Cap Fund	—	83,916	95,022
Intrepid Income Fund	—	—	49,671

4.	DISTRIBUTION PLAN

The Trust, on behalf of the Funds, has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), which provides that the Funds may reimburse the Funds’ distributor or others at an annual rate of up to 0.25% of the average daily net assets of the Funds.

Quasar Distributors, LLC serves as the distributor to the Funds.  Quasar Distributors, LLC is an affiliated company of U.S. Bank, N.A.

5.	INVESTMENT TRANSACTIONS

The aggregate purchases and sales of securities (excluding short-term securities) by the Funds for the period ended September 30, 2007 were as follows:

	Non-U.S. Government		U.S. Government
	Purchases	Sales	Purchases	Sales
Intrepid Capital Fund	$12,988,731	$10,429,700	$2,785,716	—
Intrepid Small Cap Fund	$ 4,324,429	$ 2,906,038	—	—
Intrepid Income Fund	$14,313,545	—	$4,568,908	$1,538,000

Intrepid Funds

NOTES TO FINANCIAL STATEMENTS (continued)
September 30, 2007

6.	CAPITAL SHARE TRANSACTIONS
	Intrepid Capital Fund
		Year Ended	Year Ended
		September 30, 2007	September 30, 2006
	Shares sold	824,620	360,355
	Shares issued to holders
	in reinvestment of dividends	176,268	79,942
	Shares redeemed	(562,478)	(427,564)
	Net increase in shares	438,410	12,733
	Shares outstanding:
	Beginning of period	2,735,880	2,723,147
	End of period	3,174,290	2,735,880

	Intrepid Small Cap Fund
		Year Ended	Period Ended
		September 30, 2007	September 30, 2006(1)
	Shares sold	319,392	212,700
	Shares issued to holders
	in reinvestment of dividends	644	2,522
	Shares redeemed	(64,710)	(43,129)
	Net increase in shares	255,326	172,093
	Shares outstanding:
	Beginning of period	192,093	20,000
	End of period	447,419	192,093

(1)	Fund commenced operations on October 3, 2005.
	Intrepid Income Fund
		Period Ended
		September 30, 2007(2)
	Shares sold	2,171,682
	Shares issued to holders
	in reinvestment of dividends	27,732
	Shares redeemed	—
	Net increase in shares	2,199,414
	Shares outstanding:
	Beginning of period	—
	End of period	2,199,414

(2)	Fund commenced operations on July 2, 2007.

Intrepid Funds

NOTES TO FINANCIAL STATEMENTS (continued)
September 30, 2007

7.	FEDERAL INCOME TAX INFORMATION

The tax components of distributions paid during the fiscal period ended September 30, 2007 are as follows:

	September 30, 2007		September 30, 2006
	Ordinary	Long-Term	Ordinary
	Income	Capital Gains	Income
Intrepid Capital Fund	$1,388,364	$484,602	$784,564
Intrepid Small Cap Fund	7,376	—	25,725
Intrepid Income Fund	275,658	—	—

The Funds designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Funds related to net capital gain to zero for the tax year ended September 30, 2007.

On the Statement of Assets and Liabilities the following adjustments were made for permanent tax adjustments:

	Accumulated	Undistributed
	Net Realized	Net Investment	Paid-in
	Gains/Losses	Income/Loss	Capital
Intrepid Capital Fund	$299	$(299)	—
Intrepid Small Cap Fund	30	(30)	—
Intrepid Income Fund	—	—	—

The permanent differences primarily relate to foreign currency gain reclassifications and dividend reclassifications.

Intrepid Funds

NOTES TO FINANCIAL STATEMENTS (continued)
September 30, 2007

As of September 30, 2007, the cost of investments, gross unrealized appreciation and depreciation of investments and distributable income for tax purposes were as follows:

	Intrepid	Intrepid	Intrepid
	Capital Fund	Small Cap Fund	Income Fund
Cost of investments	$32,836,972	$5,218,896	$21,472,566

Unrealized appreciation	$1,817,010	$257,071	$67,875
Unrealized depreciation	(1,319,344)	(83,488)	(206,326)
Net unrealized appreciation
(depreciation)	$497,666	$173,583	$(138,451)

Undistributed ordinary income	$343,538	$223,669	$12,847
Undistributed long-term
capital gain	1,522,628	30,523	—
Distributable income	$1,866,166	$254,192	$12,847
Other accumulated losses	(312)	(30)	—
Total accumulated
earnings (losses)	$2,363,520	$427,745	$(125,604)

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales.

At September 30, 2007, Intrepid Capital Fund had a post-October currency loss of $312 and Intrepid Small Cap Fund had a post-October currency loss of $30.

Intrepid Funds

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of
Intrepid Capital Management Funds Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments of Intrepid Capital Management Funds Trust comprising Intrepid Capital Fund, Intrepid Small Cap Fund, and Intrepid Income Fund (collectively, the “Funds”) as of September 30, 2007, and the related statements of operations, changes in net assets, and financial highlights for the periods indicated therein.  These financial statements and financial highlights are the responsibility of the Funds’ management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  Our procedures included confirmation of securities owned as of September 30, 2007, by correspondence with the custodian and brokers.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Intrepid Capital Fund, Intrepid Small Cap Fund, and Intrepid Income Fund as of September 30, 2007, and the results of their operations, the changes in their net assets and the financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

Milwaukee, WI
November 27, 2007

Intrepid Funds

ADDITIONAL INFORMATION
September 30, 2007 (Unaudited)

Disclosure Regarding Fund Trustees and Officers

# of
		Term of		Portfolios
		Office and		in Fund	Other
	Position(s)	Length		Complex	Director/
	Held with	of Time	Principal Occupation	Overseen	Trustee
Name, Age and Address	the Trust	Served	During Past Five Years	by Trustee	Positions
Independent Trustees

John J. Broaddus, 57	Trustee	Indefinite	Vice President of	3	None
c/o Intrepid Capital		Term	Development, Sunnyside
Management Funds Trust		since	Communities (a retirement
3652 South Third Street,		November	community) (1999-present).
Suite 200		2004
Jacksonville Beach, FL 32250

Roy F. Clarke, 67	Trustee	Indefinite	Retired dentist and private	3	None
c/o Intrepid Capital		Term	investor (2001-present).
Management Funds Trust		since
3652 South Third Street,		November
Suite 200		2004
Jacksonville Beach, FL 32250

Peter R. Osterman, 59	Trustee	Indefinite	Chief Financial Officer,	3	None
c/o Intrepid Capital		Term	W&O Supply, Inc. (a
Management Funds Trust		since	distribution company)
3652 South Third Street,		November	(2001-present).
Suite 200		2004
Jacksonville Beach, FL 32250

Ed Vandergriff, 58	Trustee	Indefinite	President, Development	3	None
c/o Intrepid Capital		Term	Catalysts (a real estate
Management Funds Trust		since	finance and development
3652 South Third Street,		November	company) (2000-present).
Suite 200		2004
Jacksonville Beach, FL 32250

Interested Trustees
Mark F. Travis, 45	Trustee,	Indefinite	President, Intrepid Capital	3	None
c/o Intrepid Capital	President	Term	Management Inc. (1995-
Management Funds Trust	and	since	present); Chief Executive
3652 South Third Street,	Treasurer	November	Officer, Intrepid Capital
Suite 200		2004	Management Inc. (2003-
Jacksonville Beach, FL 32250			present).

Intrepid Funds

ADDITIONAL INFORMATION (continued)
September 30, 2007 (Unaudited)

# of
		Term of		Portfolios
		Office and		in Fund	Other
	Position(s)	Length		Complex	Director/
	Held with	of Time	Principal Occupation	Overseen	Trustee
Name, Age and Address	the Trust	Served	During Past Five Years	by Trustee	Positions
Officers

Donald White, 46	Secretary	Indefinite	Chief Financial Officer,	N/A	N/A
c/o Intrepid Capital		Term	Intrepid Capital
Management Funds Trust		since	Management Inc. (2003-
3652 South Third Street,		November	present); Independent
Suite 200		2004	Business Consultant (2002-
Jacksonville Beach, FL 32250			2003); Vice President of
Finance & Operations,
MunicipalTrade.com
(2000-2002).

The Statement of Additional information includes additional information about the Fund’s Trustees and is available free of charge upon request by calling the Fund toll free at 1.866.996.3863.

Investment Advisory Agreement Disclosure

On May 8, 2007, the Board of Trustees of Intrepid Capital Management Funds Trust approved the investment advisory agreements between the Intrepid Income Fund (the “Fund”) and Intrepid Capital Management, Inc.  Prior to approving the agreement, the Board considered:

●	The nature, extent and quality of the services to be provided by Intrepid
Capital Management, Inc.

●	The investment strategies and performance history of Intrepid Capital
Management, Inc.

●	The cost of the services to be provided and profits to be realized by Intrepid
Capital Management, Inc. from its relationship with the Fund

●	The extent to which economies of scale would be realized as the Fund grew and whether fee levels reflect any such economies of scale

●	The expense ratio of the Fund

●	The manner in which portfolio transactions for the Funds would be conducted, including the use of soft dollars

In considering the nature, extent and quality of the services to be provided by Intrepid Capital Management Inc., the Board considered the Adviser’s quality of investment management provided to the Fund, the Adviser’s management history and

Intrepid Funds

ADDITIONAL INFORMATION (continued)
September 30, 2007 (Unaudited)

the Adviser’s ability to attract investors for the Fund.  The Board concluded that the nature, extent and quality of the services to be provided by the Adviser would be satisfactory.

The Board considered the presentation from the Adviser on the investment strategy for the Fund and reviewed the investment performance of the strategy compared to its relevant benchmarks.  After further discussion, the Board concluded that the performance of the strategy was satisfactory in comparison to the performance of similar investments.

The Board considered the cost of services provided and the profits to be realized by the Adviser, by reviewing reports provided by the Fund’s administrator that compared the Fund’s investment advisory fees to those of other comparable mutual funds.  The Board concluded that the investment advisory fee was fair and within the range of the industry averages.

The Board considered the extent to which economies of scale would be realized as the Fund grows, including a consideration of breakpoints in the Agreement fee schedules.  The Board concluded that given the expected growth of assets of the Fund in the next year, the Adviser was unlikely to realize economies of scale and the proposed fee schedule was acceptable.

The Board reviewed reports from the Fund’s administrator that compared the Fund’s total expense ratios to those of other comparable mutual funds.  The Board concluded that the total expenses of the Fund were fair and within the range of the industry averages.

The Board reviewed reports discussing the manner in which portfolio transactions for the Fund was conducted, including the use of soft dollars.  Based on these reports, the Board concluded that the research and services to be obtained by the Adviser were beneficial to the Fund and that the Adviser would execute the Fund’s portfolio transactions in a manner designed to obtain best execution for the Fund.

Shareholder Notification of Federal Tax Status

The Intrepid Capital Fund designates $484,602 (100%) of total distributions paid during the fiscal year ended September 30, 2007 as net capital gain distributions eligible for long-term capital gain rates for individual shareholders.

The Intrepid Capital Fund and Intrepid Small Cap Fund designate 65.35% and 27.95%, respectively, of their ordinary income distributions for the period ended September 30, 2007, as qualified dividend income under the Jobs & Growth Tax Relief Reconciliation Act of 2003.

Intrepid Funds

ADDITIONAL INFORMATION (continued)
September 30, 2007 (Unaudited)

For the period ended September 30, 2007, 62.1% and 26.0% of Intrepid Capital Fund and Intrepid Small Cap Fund dividends paid from net ordinary income qualify for the dividends received deduction available to corporate shareholders.

Additional Information Applicable to Foreign Shareholders Only

The Intrepid Capital Fund, Intrepid Small Cap Fund and Intrepid Income Fund hereby designate 39.15%, 17.82% and 100%, respectively, of their ordinary income distributions for the fiscal year as interest-related dividends under Internal Revenue Code Section 871(k)(1)(c).

The Intrepid Capital Fund hereby designates 1.23% of its ordinary income distributions as short-term capitalization distributions under Internal Revenue Code Section 871(k)(2)(c).

Availability of Quarterly Portfolio Holdings Schedules

The Funds are required to file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Once filed, the Funds’ Form N-Q is available without charge, upon request on the SEC’s website (http://www.sec.gov) and may be available by calling 1.866.966.3863.  You may also obtain copies at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling 1.800.SEC.0330.

Proxy Voting Policies and Procedures and Proxy Voting Record (Unaudited)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1.866.996.3863 and on the SEC’s website (http://www.sec.gov).

The Funds are required to file how they voted proxies related to portfolio securities during the most recent 12-month period ended June 30.  Once filed, the information is available without charge, upon request, by calling 1.866.966.3863 and on the SEC’s website (http://www.sec.gov).

Investment Adviser
Intrepid Capital Management Inc.
3652 South Third Street, Suite 200
Jacksonville Beach, FL 32250

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
555 East Wells Street
Milwaukee, WI 53202

Legal Counsel
Foley & Lardner LLP
777 East Wisconsin Avenue
Milwaukee, WI 53202

Custodian
U.S. Bank, N.A.
1555 N. RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

Administrator, Transfer Agent
and Dividend Disbursing Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

Shareholder/Investor Information
1.866.966.3863
www.intrepidcapitalfunds.com

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that it does not have an audit committee financial expert serving on its audit committee.  At this time, the registrant believes that the experience provided by each member of the audit committee together offers the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 09/30/2007	FYE 09/30/2006
Audit Fees	$58,500	$38,000
Audit-Related Fees	—	—
Tax Fees	$9,900	$6,300
All Other Fees	—	—

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.  All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 09/30/2007	FYE 09/30/2006
Registrant	$9,900	$6,300
Registrant’s Investment Adviser	$24,399	$23,000

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no significant changes in the Registrant's internal controls over financial reporting that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. 1) Filed herewith.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Intrepid Capital Management Funds Trust

By (Signature and Title)                /s/ Mark F. Travis
Mark F. Travis, President

Date  12/04/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*             /s/ Mark F. Travis
Mark F. Travis, President

Date  12/04/2007

By (Signature and Title)*             /s/ Donald C. White
Donald C. White, Treasurer

Date  12/04/2007

* Print the name and title of each signing officer under his or her signature.